UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06302

Cohen & Steers Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2016

Item 1. Schedule of Investments

COHEN & STEERS REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCK 99.9%
COMMUNICATIONS—TOWERS 0.8%
American Tower Corp.	430,637	$44,084,309

REAL ESTATE 99.1%
DIVERSIFIED 4.3%
American Assets Trust	705,675	28,170,546
Vornado Realty Trust	2,340,843	221,045,805
		249,216,351
HEALTH CARE 11.9%
Brookdale Senior Living(a)	2,095,119	33,270,490
HCP	6,552,702	213,487,031
Healthcare Trust of America, Class A	4,020,045	118,269,724
Omega Healthcare Investors	4,738,307	167,262,237
Ventas	2,544,750	160,217,460
		692,506,942
HOTEL 4.0%
DiamondRock Hospitality Co.	3,762,175	38,073,211
Extended Stay America	1,965,693	32,040,796
Host Hotels & Resorts	6,859,065	114,546,385
La Quinta Holdings(a)	3,754,624	46,932,800
		231,593,192
INDUSTRIALS 2.8%
Duke Realty Corp.	3,980,179	89,713,235
Prologis	1,715,691	75,799,228
		165,512,463
NET LEASE 6.1%
Gaming and Leisure Properties	1,102,421	34,086,857
National Retail Properties	2,373,886	109,673,533
Spirit Realty Capital	11,263,571	126,715,174
STORE Capital Corp.	3,255,065	84,241,082
		354,716,646
OFFICE 7.5%
Alexandria Real Estate Equities	259,194	23,558,143
Douglas Emmett	3,105,114	93,494,982
Empire State Realty Trust, Class A	1,908,894	33,462,912
Kilroy Realty Corp.	2,725,203	168,608,310

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	Number of Shares	Value
SL Green Realty Corp.	1,224,000	$118,581,120
		437,705,467
RESIDENTIAL 20.9%
APARTMENT 19.4%
American Campus Communities	1,234,167	58,116,924
Apartment Investment & Management Co.	4,933,670	206,326,080
Education Realty Trust	1,490,849	62,019,318
Equity Residential	1,732,025	129,953,836
Essex Property Trust	895,127	209,334,400
Mid-America Apartment Communities	984,743	100,650,582
UDR	9,446,084	363,957,617
		1,130,358,757
MANUFACTURED HOME 1.5%
Sun Communities	1,210,256	86,666,432
TOTAL RESIDENTIAL		1,217,025,189

SELF STORAGE 8.3%
CubeSmart	5,935,336	197,646,689
Public Storage	1,030,826	284,332,735
		481,979,424
SHOPPING CENTERS 24.1%
COMMUNITY CENTER 8.8%
Brixmor Property Group	5,691,543	145,817,332
DDR Corp.	10,063,152	179,023,474
Regency Centers Corp.	1,244,767	93,170,810
Retail Properties of America, Class A	5,760,439	91,302,958
		509,314,574
REGIONAL MALL 15.3%
General Growth Properties	5,466,948	162,532,364
Pennsylvania REIT	3,333,470	72,836,319
Simon Property Group	3,146,727	653,543,731
		888,912,414
TOTAL SHOPPING CENTERS		1,398,226,988

SPECIALTY 9.2%
Digital Realty Trust	1,230,196	108,860,044
DuPont Fabros Technology	1,068,842	43,320,166
Equinix	959,228	317,226,292

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		Number of Shares	Value
QTS Realty Trust, Class A		1,360,681	$64,469,066
			533,875,568
TOTAL REAL ESTATE			5,762,358,230
TOTAL COMMON STOCK (Identified cost—$4,292,994,970)			5,806,442,539
SHORT-TERM INVESTMENTS 0.1%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.19%(b)		4,800,000	4,800,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$4,800,000)			4,800,000
TOTAL INVESTMENTS (Identified cost—$4,297,794,970)	100.0%		5,811,242,539

OTHER ASSETS IN EXCESS OF LIABILITIES	0.0		1,650,808
NET ASSETS (Equivalent to $72.76 per share based on 79,888,607 shares of common stock outstanding)	100.0%		$5,812,893,347

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a) Non-income producing security.

(b) Rate quoted represents the annualized seven-day yield of the Fund.

3

Cohen & Steers Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Cohen & Steers Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•      Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of March 31, 2016.

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$5,806,442,539	$5,806,442,539	$—	$—
Short-Term Investments	4,800,000	—	4,800,000	—
Total Investments(a)	$5,811,242,539	$5,806,442,539	$4,800,000	$—

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

Cohen & Steers Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 2.   Income Tax Information

As of March 31, 2016, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$4,297,794,970
Gross unrealized appreciation	$1,616,166,662
Gross unrealized depreciation	(102,719,093)
Net unrealized appreciation	$1,513,447,569

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REALTY SHARES, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: May 25, 2016